CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	₱ 34,154	₱ 33,021	₱ 32,336
Adjustments for:
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Interest on loans and other related items – net (Note 5)	8,900	8,736	7,275
Asset impairment (Note 5)	4,985	7,646	4,833
Foreign exchange losses (gains) – net (Notes 5 and 28)	3,890	(1,488)	(424)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496	758
Pension benefit costs (Notes 5 and 26)	2,213	2,218	1,018
Incentive plan (Notes 5 and 26)	1,186	1,134	638
Accretion on lease liabilities (Notes 5, 10 and 29)	1,170	1,125	1,061
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	1,101	2,328	1,535
Accretion on financial liabilities (Notes 5 and 21)	239	146	122
Impairment of investments (Note 11)	60	60	34
Interest income (Note 5)	(656)	(1,210)	(1,745)
Gains on dilution of shares (Notes 5 and 11)	(826)	(394)
Losses (gains) on disposal of property and equipment (Notes 4, 5 and 9)	(884)	(3,369)	88
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	(1,400)	378	284
Investment derecognized (Note 12)		599
Others	(2,254)	(3,072)	696
Operating income before changes in assets and liabilities	106,869	97,834	88,165
Decrease (increase) in:
Prepayments	(34,002)	(18,894)	(28,898)
Contract assets	(38)	160	337
Trade and other receivables	(3,713)	(585)	(1,560)
Other financial and non-financial assets	(120)	324	(198)
Inventories and supplies	57	(1,017)	12
Increase (decrease) in:
Customer's deposits	(101)	166	12
Pension and other employee benefits	(3,846)	(249)	(7,965)
Other noncurrent liabilities	(95)	5,220	(1,559)
Accounts payable	29,382	(2,813)	18,768
Accrued expenses and other current liabilities	(301)	7,178	4,375
Net cash flows generated from operations	94,092	87,324	71,489
Income taxes paid	(2,122)	(2,248)	(2,097)
Net cash flows from operating activities	91,970	85,076	69,392
CASH FLOWS USED IN INVESTING ACTIVITIES
Interest received	714	1,106	1,723
Proceeds from:
Maturity of short-term investments	2,518	4,375	1,415
Disposal of property and equipment (Note 9)	1,217	5,830	224
Redemption of investment in debt securities (Note 13)	993	150
Disposal of financial assets at fair value through profit or loss (Note 12)	482	2,020	1,023
Disposal of investments in associates and joint ventures	359
Collection of financial assets at fair value through other comprehensive income	170	2,534	1,771
Dividends received (Note 11)		316
Disposal of investment properties (Note 14)			11
Payments for:
Purchase of investment in debt securities (Note 13)	(404)	(1,194)
Interest capitalized to property and equipment (Notes 5, 9 and 29)	(1,582)	(1,597)	(1,455)
Acquisition of investments in associates and joint ventures (Note 11)	(1,754)	(579)	(20)
Purchase of short-term investments	(3,847)	(5,147)	(572)
Purchase of property and equipment (Note 9)	(102,395)	(76,503)	(88,246)
Acquisition of investments in subsidiaries – net of cash acquired (Note 11)			(80)
Net additions to right-of-use assets (Note 10)			(145)
Decrease (increase) in other financial and non-financial assets	(111)	20	35
Net cash flows used in investing activities	(103,640)	(68,669)	(84,316)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of long-term debt (Notes 21 and 29)	51,500	61,271	37,500
Availments of short-term debt (Note 21)		10,000
Payments for:
Derivative financial instruments (Notes 28 and 29)	(25)	(430)	(50)
Distribution charges on perpetual notes (Note 20)	(236)	(236)	(236)
Debt issuance costs (Notes 21 and 29)	(397)	(927)	(195)
Obligations under lease liabilities (Notes 10 and 29)	(6,547)	(5,781)	(5,399)
Interest – net of capitalized portion (Notes 5, 21 and 29)	(8,922)	(8,348)	(7,143)
Cash dividends (Notes 20 and 29)	(17,712)	(16,721)	(15,592)
Long-term debt (Notes 21 and 29)	(22,565)	(28,365)	(20,494)
Short-term debt (Note 21)		(10,000)
Increase in treasury shares under employee trust benefits			(4)
Net cash flows from (used in) financing activities	(4,904)	463	(11,613)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	244	(1,002)	(748)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,330)	15,868	(27,285)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 16)	40,237	24,369	51,654
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 16)	₱ 23,907	₱ 40,237	₱ 24,369